SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

Gross proceeds	$190,000,000
Less:
Proceeds allocated to share rights	(1,577,000)
Class A ordinary shares issuance costs	(12,508,055)
Plus:
Remeasurement of carrying value to redemption value	21,043,361
Class A ordinary shares subject to possible redemption, December 31, 2025	$196,958,306

SCHEDULE OF CALCULATION OF BASIC AND DILUTED NET INCOME PER ORDINARY SHARE

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31, 2025			For the Period from September 27, 2024 (Inception) Through December 31, 2024
	Non- Redeemable	Redeemable		Non- Redeemable	Redeemable
	Class A	Class A	Class B	Class A	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$96,451	$2,655,891	$935,074	$—	$—	$(47,952)
Denominator:
Basic and diluted weighted average shares outstanding	650,301	17,906,849	6,304,566	—	—	5,833,333
Basic and diluted net income (loss) per ordinary share	$0.15	$0.15	$0.15	$—	$—	$(0.01)